Earnings / (Loss) per Share: (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of anti-dilutive shares	1,371,038	956,500
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of anti-dilutive shares		104,250